Consolidated Statements of Changes in Equity - MXN ($) $ in Thousands	Capital Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss, Net	Shares Repurchased	Equity Attributable to Stockholders of the Company	Non-controlling Interests	Total
Beginning Balance of period at Dec. 31, 2021	$ 4,836,708	$ 15,889,819	$ 88,218,188	$ (13,621,992)	$ (14,205,061)	$ 81,117,662	$ 15,406,402	$ 96,524,064
Funding for acquisition of shares under the Long-term Retention Plan					(648,242)	(648,242)		(648,242)
Disposition of non-controlling interests of discontinued operations							(142,071)	(142,071)
Dividends			(1,053,392)			(1,053,392)		(1,053,392)
Repurchase of CPOs					(629,326)	(629,326)		(629,326)
Shares repurchased					(980,410)	(980,410)		(980,410)
Sale of shares			(3,080,729)		4,061,139	980,410		980,410
Cancellation of sale of shares			246,658		(246,658)
Share-based compensation			2,009,304			2,009,304		2,009,304
Other			1,650			1,650	(486)	1,164
Comprehensive (loss) income			44,712,180	2,798,114		47,510,294	558,110	48,068,404
End balance of period at Dec. 31, 2022	4,836,708	15,889,819	131,053,859	(10,823,878)	(12,648,558)	128,307,950	15,821,955	144,129,905
Funding for acquisition of shares under the Long-term Retention Plan					(86,000)	(86,000)		(86,000)
Dividends			(1,027,354)			(1,027,354)		(1,027,354)
Share cancellation	(113,932)		(1,339,107)		1,453,039
Repurchase of CPOs					(1,197,082)	(1,197,082)		(1,197,082)
Shares repurchased					(172,976)	(172,976)		(172,976)
Sale of shares			(692,062)		865,038	172,976		172,976
Cancellation of sale of shares			79,196		(79,196)
Share-based compensation			748,500			748,500		748,500
Comprehensive (loss) income			(8,422,730)	957,085		(7,465,645)	(429,891)	(7,895,536)
End balance of period at Dec. 31, 2023	4,722,776	15,889,819	120,400,302	(9,866,793)	(11,865,735)	119,280,369	15,392,064	134,672,433
Funding for acquisition of shares under the Long-term Retention Plan					(132,572)	(132,572)		(132,572)
Equity distribution of Spun-off Businesses	(752,071)	(2,530,349)	(5,901,618)			(9,184,038)		(9,184,038)
Dividends			(1,018,954)			(1,018,954)		(1,018,954)
Share cancellation	(37,156)		(336,213)		373,369
Shares repurchased					(378,894)	(378,894)		(378,894)
Sale of shares			736,165		(357,271)	378,894		378,894
Cancellation of sale of shares			1,636,187		(1,636,187)
Share-based compensation			488,832			488,832		488,832
Acquisition of non-controlling interests in Sky			4,301,921			4,301,921	(6,075,488)	(1,773,567)
Other							(4,380)	(4,380)
Comprehensive (loss) income			(8,265,520)	(3,015,982)		(11,281,502)	(70,627)	(11,352,129)
End balance of period at Dec. 31, 2024	$ 3,933,549	$ 13,359,470	$ 112,041,102	$ (12,882,775)	$ (13,997,290)	$ 102,454,056	$ 9,241,569	$ 111,695,625